Taxes - Income tax - Net current tax - Reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current tax expense of discontinued operations	€ 0	€ (4)	€ 0